Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Insurance service result
Insurance revenue	$ 1,331	$ 1,247	$ 2,739	$ 2,452
Insurance service expense	(1,092)	(1,000)	(2,216)	(1,984)
Net income (expense) from reinsurance contracts held	(15)	(44)	(13)	(78)
Insurance service result	224	203	510	390
Insurance investment result
Net investment income	255	86	625	2,104
Insurance finance income (expense)	(206)	(20)	(506)	(1,996)
Reinsurance finance income (expense)	29	(7)	41	92
Insurance investment result	78	59	160	200
Insurance service and insurance investment results	$ 302	$ 262	$ 670	$ 590